UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                     Washington D.C. 20549

                          FORM 10-D

                      ASSET-BACKED ISSUER
    DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
              THE SECURITIES EXCHANGE ACT OF 1934

 For the monthly distribution period from:
 October 26, 2013 to November 25, 2013

 Commission File Number of issuing entity: 333-159791-02

 Sequoia Mortgage Trust 2010-H1
 (Exact name of issuing entity as specified in its charter)

 Commission File Number of depositor: 333-159791-01

 Sequoia Residential Funding, Inc.
 (Exact name of depositor as specified in its charter)

 RWT Holdings, Inc.
 (Exact name of sponsor(s) as specified in its charter)

 New York
 (State or other jurisdiction of incorporation or organization of the issuing entity)

 38-3813659
 38-3813660
 (I.R.S. Employer Identification No.)

 c/o Wells Fargo Bank, N.A.
 9062 Old Annapolis Road
 Columbia, MD                                                      21045
 (Address of principal executive offices of the issuing entity)  (Zip Code)

 (410) 884-2000
 (Telephone number, including area code)

 Not Applicable
 (Former name, former address, if changed since last report)


                                       Registered/reporting
                                       pursuant to (check one)

  Title of                             Section  Section   Section  Name of Exchange
  Class                                12(b)    12(g)     15(d)    (If Section 12(b))


  A-1                                  _____    _____     __X___   ____________
  A-IO                                 _____    _____     __X___   ____________
  B-1                                  _____    _____     __X___   ____________
  B-2                                  _____    _____     __X___   ____________
  B-3                                  _____    _____     __X___   ____________
  B-4                                  _____    _____     __X___   ____________
  R                                    _____    _____     __X___   ____________
  LT-R                                 _____    _____     __X___   ____________


 Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
    Yes __X__  No ____


 Part I - DISTRIBUTION INFORMATION

 Item 1. Distribution and Pool Performance Information

 On November 25, 2013, a distribution was made to holders of the certificates issued by Sequoia Mortgage Trust 2010-H1.

 The distribution report is attached as an Exhibit to this Form 10-D. Please see Item 9(b), Exhibit 99.1 for the related information.

 No assets securitized by Sequoia Residential Funding, Inc. (the "depositor") and held by Sequoia Mortgage Trust 2010-H1 were the subject of a demand to repurchase for breach of the representations and warranties contained in the underlying transaction documents during the distribution period from October 26, 2013 to November 25, 2013.

 RWT Holdings, Inc., an affiliate of the depositor, is the sponsor and the Securitizer of assets held by Sequoia Mortgage Trust 2010-H1. The Securitizer filed its first Form ABS-15G on February 6, 2012 and its most recent filing on October 30, 2013. The CIK number of the Securitizer is 0001530239.


 Part II - OTHER INFORMATION

 Item 8. Other Information

 On December 6, 2013, Sequoia Residential Funding, Inc. (the "Registrant") delivered into escrow an Amended and Restated Pooling Agreement, dated as of January 1, 2014, by and among the Registrant, as Depositor, Wells Fargo Bank, N.A. ("Wells Fargo"), as Trustee, and Citibank, N.A. ("Citibank"), as Securities Administrator, and as to certain sections by RWT Holdings, Inc. (the "Amended and Restated Pooling Agreement"). The Amended and Restated Pooling Agreement amends and restates the Pooling Agreement, dated as of April 1, 2010, by and among the Depositor and the Trustee (the "Original Pooling Agreement"). Under the Original Pooling Agreement, there was no separate securities administrator and the Trustee acted as Authenticating Agent, Certificate Registrar and Paying Agent. Commencing on January 1, 2014, Citibank will act as Securities Administrator under the Amended and Restated Pooling Agreement, and will also act in the related capacities of Authenticating Agent, Certificate Registrar and Paying Agent. Wells Fargo will continue to act as Trustee under the Amended and Restated Agreement, as it did under the Original Pooling Agreement.

 Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

       (99.1) Monthly report distributed to holders of the certificates issued by Sequoia Mortgage Trust 2010-H1, relating to the November 25, 2013 distribution.


    (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

 SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

 Sequoia Residential Funding, Inc.

 (Depositor)

 /s/ John Isbrandtsen
 John Isbrandtsen, Chairman of the Board and Chief
 Executive Officer
 Date: December 6, 2013


EXHIBIT INDEX

 Exhibit Number  Description

 EX-99.1 Monthly report distributed to holders of the certificates issued by Sequoia Mortgage Trust 2010-H1, relating to the November 25, 2013 distribution.